Segment Information - Non-current Assets by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Noncurrent assets	$ 501,430	$ 545,528
CANADA
Disclosure of operating segments [line items]
Noncurrent assets	77,484	86,832
UNITED STATES
Disclosure of operating segments [line items]
Noncurrent assets	15,574	16,055
MEXICO
Disclosure of operating segments [line items]
Noncurrent assets	2,387	2,874
ARGENTINA
Disclosure of operating segments [line items]
Noncurrent assets	83,463	94,166
BRAZIL
Disclosure of operating segments [line items]
Noncurrent assets	73,014	77,113
FRENCH GUIANA
Disclosure of operating segments [line items]
Noncurrent assets	5,154	5,154
PERU
Disclosure of operating segments [line items]
Noncurrent assets	1,677	6,434
HONDURAS
Disclosure of operating segments [line items]
Noncurrent assets	854	1,430
CHILE
Disclosure of operating segments [line items]
Noncurrent assets	2,460	2,460
BURKINA FASO
Disclosure of operating segments [line items]
Noncurrent assets	57,015	20,087
SOUTH AFRICA
Disclosure of operating segments [line items]
Noncurrent assets	4,022	4,301
COTE D'IVOIRE
Disclosure of operating segments [line items]
Noncurrent assets	421	400
BOTSWANA
Disclosure of operating segments [line items]
Noncurrent assets	1,017	1,017
EGYPT
Disclosure of operating segments [line items]
Noncurrent assets	244	0
TURKEY
Disclosure of operating segments [line items]
Noncurrent assets	137,520	187,725
MONGOLIA
Disclosure of operating segments [line items]
Noncurrent assets	36,589	36,589
AUSTRALIA
Disclosure of operating segments [line items]
Noncurrent assets	$ 2,535	$ 2,891